LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

20.  LEASES

The Group leases certain office premises to support its core business under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2024, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2024, the Group had no significant lease contract that has been entered into but not yet commenced.

A summary of supplemental information related to non-cancelable leases as of December 31, 2024 is as follows:

	Year ended		Year ended
	December 31, 2023		December 31, 2024
Operating lease ROU assets	23,382		39,695
Operating lease liabilities	23,648		40,765
Operating leases - Weighted average remaining lease term	1.46	years	3.01	years
Operating leases - Weighted average discount rate	3.3%		3.6%

A summary of lease cost recognized and recorded in sales and marketing and general and administrative expenses in the consolidated statements of operations and supplemental cash information related to operating leases is as follows:

	Year ended	Year ended
	December 31, 2023	December 31, 2024
Operating lease cost	19,209	18,970
Short-term lease cost	168	335
Total	19,377	19,305
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	20,263	18,230
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	7,958	41,652

As of December 31, 2024, the maturity of operating lease liabilities under the Group’s operating leases is as follows:

	As of December 31,	As of December 31,
	2023	2024
	RMB	RMB
Less than 1 year	18,976	15,557
1-2 year	4,445	13,389
2-3 year	821	11,483
3-4 year	—	2,482
Subtotal	24,242	42,911
Less: imputed interest	594	2,146
Present value of operating lease liabilities	23,648	40,765